General Information - Details of Associates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Domestic [member] | EQP POSCO Global No1 Natural Resources PEF [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	31.14%	29.37%
Region	Seoul
Domestic [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Construction of industrial plant
Ownership (%)	73.94%	73.94%
Region	Ulsan
Domestic [member] | SNNC [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	49.00%	49.00%
Region	Gwangyang
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Category of business	Real estate rental and facility management
Ownership (%)	50.00%	50.00%
Region	Seoul
Domestic [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	45.67%	29.90%
Region	Chuncheon
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	18.26%	20.04%
Region	Anyang
Domestic [member] | Blue Ocean Private Equity Fund [member]
Disclosure of associates [line items]
Category of business	Private equity financial
Ownership (%)	27.52%	27.52%
Region	Seoul
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Transporting
Ownership (%)	38.19%	38.19%
Region	Seoul
Domestic [member] | Keystone NO. 1. Private Equity Fund [Member]
Disclosure of associates [line items]
Category of business	Private equity financial
Ownership (%)	40.45%	40.45%
Region	Seoul
Domestic [member] | Chungju Enterprise City Development Co.,Ltd [member]
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)	29.53%	29.53%
Region	Chungju
Domestic [member] | Daesung Steel [member]
Disclosure of associates [line items]
Category of business	Steel sales
Ownership (%)	17.54%	17.54%
Region	Busan
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	12.50%	12.50%
Region	Seoul
Domestic [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Category of business	Technical service
Ownership (%)	41.67%	41.67%
Region	Gyeongju
Domestic [member] | Gale International Korea, LLC [Member]
Disclosure of associates [line items]
Category of business	Real estate rental
Ownership (%)	29.90%	29.90%
Region	Seoul
Domestic [member] | Pohang Techno Valley PFV Corporation [Member]
Disclosure of associates [line items]
Category of business	Real estate development, supply and rental
Ownership (%)	57.39%	30.28%
Region	Pohang
Domestic [member] | Gunggi Green Energy [Member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	19.00%	19.00%
Region	Hwaseong
Domestic [member] | Pohang Special Welding Co.,Ltd. [Member]
Disclosure of associates [line items]
Category of business	Welding material and tools manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	Pohang
Domestic [member] | KC Chemicals CORP [member]
Disclosure of associates [line items]
Category of business	Machinery manufacturing
Ownership (%)	19.00%	19.00%
Region	Hwaseong
Domestic [member] | Posco-IDV Growth Ladder IP Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	17.86%	17.86%
Region	Seoul
Domestic [member] | DAEHO GLOBAL MANAGEMENT CO., LTD. [Member]
Disclosure of associates [line items]
Category of business	Investment advisory service
Ownership (%)	35.82%	35.82%
Region	Pohang
Domestic [member] | Clean Gimpo Co., Ltd. [Member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	29.58%	29.58%
Region	Gimpo
Domestic [member] | Postech Early Stage Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	10.00%	10.00%
Region	Pohang
Domestic [member] | POSCO Energy Valley Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	20.00%	20.00%
Region	Pohang
Domestic [member] | Pureun Tongyeong Enviro Co., Ltd. [Member]
Disclosure of associates [line items]
Category of business	Sewerage treatment
Ownership (%)	20.40%	20.40%
Region	Tongyeong
Domestic [member] | Posgreen Co., Ltd. [Member]
Disclosure of associates [line items]
Category of business	Lime and plaster manufacturing
Ownership (%)	19.00%	19.00%
Region	Gwangyang
Domestic [member] | Pohang E&E Co,. Ltd. [Member]
Disclosure of associates [line items]
Category of business	Investment in waste energy
Ownership (%)	30.00%	30.00%
Region	Pohang
Domestic [member] | POSTECH Social Enterprise Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	9.17%	9.17%
Region	Seoul
Domestic [member] | Applied Science Corp. [Member]
Disclosure of associates [line items]
Category of business	Machinery manufacturing
Ownership (%)	23.87%	24.88%
Region	Paju
Domestic [member] | Noeul Green Energy [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	10.00%	10.00%
Region	Seoul
Domestic [member] | Pohang Techno Valley AMC [Member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	29.50%	29.50%
Region	Pohang
Domestic [member] | New Songdo International City Development, LLC [member]
Disclosure of associates [line items]
Category of business	Real estate rental
Ownership (%)	29.90%	29.90%
Region	Seoul
Domestic [member] | Mokpo Deayang Industrial Corporation [Member]
Disclosure of associates [line items]
Category of business	Real estate development and rental
Ownership (%)	27.40%	27.40%
Region	Mokpo
Domestic [member] | Clean Iksan Co., Ltd. [Member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	23.50%	23.50%
Region	Iksan
Domestic [member] | Innovalley Co., Ltd. [Member]
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)	28.77%	28.77%
Region	Yongin
Domestic [member] | Pure Gimpo Co., Ltd. [Member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	28.79%	28.79%
Region	Seoul
Domestic [member] | Garolim Tidal Power Plant Co.,Ltd [Member]
Disclosure of associates [line items]
Category of business	Tidal power plant construction and management
Ownership (%)	32.13%	32.13%
Region	Seosan
Domestic [member] | 2016 PoscoPlutus New Technology Investment Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	25.17%	25.17%
Region	Seoul
Domestic [member] | Hyundai Invest Guggenheim CLO Private Special Asset Investment Trust II [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	38.47%	38.47%
Region	Seoul
Domestic [member] | PoscoPlutus Bio Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	11.97%	11.97%
Region	Seoul
Domestic [member] | PoscoPlutus Project Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	11.91%	11.91%
Region	Seoul
Domestic [member] | Posco Agrifood Export Investment Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	30.00%	30.00%
Region	Seoul
Domestic [member] | PoscoPlutus Project II Investment Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	0.61%	0.61%
Region	Seoul
Domestic [member] | Posco Culture Contents Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	31.67%	31.67%
Region	Seoul
Domestic [member] | PCC Centroid New 1st Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	24.10%
Region	Seoul
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	9.71%
Region	Seoul
Domestic [member] | POSCO Advanced Technical Staff Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	15.87%
Region	Seoul
Domestic [member] | POSCO 4th Industrial Revolution Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	20.00%
Region	Seoul
Domestic [member] | METAPOLIS Co.,Ltd [member]
Disclosure of associates [line items]
Category of business	Multiplex development
Ownership (%)		40.05%
Region	Hwaseong
Domestic [member] | Universal Studios Resort Asset Management Corporation [Member]
Disclosure of associates [line items]
Category of business	Real estate services
Ownership (%)		26.17%
Region	Seoul
Domestic [member] | Busan-Gimhae Light Rail Transit Co., Ltd. [Member]
Disclosure of associates [line items]
Category of business	Transporting
Ownership (%)		25.00%
Region	Gimhae
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Category of business	Pipeline construction and management
Ownership (%)	25.04%	25.04%
Region	Myanmar
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	30.00%	30.00%
Region	Vietnam
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of associates [line items]
Category of business	Investments management
Ownership (%)	10.40%	10.40%
Region	Canada
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	20.00%	20.00%
Region	USA
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Category of business	Iron ore sales & mine development
Ownership (%)	49.00%	49.00%
Region	Australia
Foreign [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	49.00%	49.00%
Region	New Caledonia
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Category of business	Coal sales
Ownership (%)	29.41%	29.41%
Region	Canada
Foreign [member] | Korea LNG Ltd. [member]
Disclosure of associates [line items]
Category of business	Gas production and sales
Ownership (%)	20.00%	20.00%
Region	England
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	22.00%	24.10%
Region	Indonesia
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Category of business	Tinplate manufacturing and sales
Ownership (%)	34.00%	34.00%
Region	China
Foreign [member] | PT. wampu electric power [member]
Disclosure of associates [line items]
Category of business	Construction and civil engineering
Ownership (%)	20.00%	20.00%
Region	Indonesia
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales
Ownership (%)	25.00%	25.00%
Region	China
Foreign [member] | VSC POSCO Steel Corporation [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales
Ownership (%)	50.00%	50.00%
Region	Vietnam
Foreign [member] | IMFA ALLOYS FINLEASE LTD. [Member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	24.00%	24.00%
Region	India
Foreign [member] | General Medicines Company Ltd. [Member]
Disclosure of associates [line items]
Category of business	Medicine manufacturing and sales
Ownership (%)	33.00%	33.00%
Region	Sudan
Foreign [member] | PT.INDONESIA POS CHEMTECH CHOSUN Ref [Member]
Disclosure of associates [line items]
Category of business	Refractory manufacturing and sales
Ownership (%)	30.19%	30.19%
Region	Indonesia
Foreign [member] | POSK(Pinghu) Steel Processing Center Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales
Ownership (%)	20.00%	20.00%
Region	China
Foreign [member] | SHANGHAI LANSHENG DAEWOO CORP. [Member]
Disclosure of associates [line items]
Category of business	Trading
Ownership (%)	49.00%	49.00%
Region	China
Foreign [member] | POS-SEAHSTEELWIRE(TIANJIN)CO., Ltd [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales
Ownership (%)	25.00%	25.00%
Region	China
Foreign [member] | SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN'L TRADING CO., LTD. [Member]
Disclosure of associates [line items]
Category of business	Trading
Ownership (%)	49.00%	49.00%
Region	China
Foreign [member] | PT. Tanggamus Electric Power [member]
Disclosure of associates [line items]
Category of business	Construction and civil engineering
Ownership (%)	17.50%	17.50%
Region	Indonesia
Foreign [member] | NS-Thainox Auto Co., Ltd. [Member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	49.00%	49.00%
Region	Vietnam
Foreign [member] | Hamparan Mulya [member]
Disclosure of associates [line items]
Category of business	Resource development
Ownership (%)	45.00%	45.00%
Region	Indonesia
Foreign [member] | Sebang Steel [member]
Disclosure of associates [line items]
Category of business	Scrap sales
Ownership (%)	49.00%	49.00%
Region	Japan
Foreign [member] | GLOBAL KOMSCO Daewoo LLC [Member]
Disclosure of associates [line items]
Category of business	Cotton celluloid manufacturing and sales
Ownership (%)	35.00%	35.00%
Region	Uzbekistan
Foreign [member] | POSCO-Poggenamp Electrical Steel Pvt. Ltd. [Member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	26.00%	26.00%
Region	India
Foreign [member] | KIRIN VIETNAM CO., LTD [Member]
Disclosure of associates [line items]
Category of business	Panel manufacturing
Ownership (%)	19.00%	19.00%
Region	Vietnam
Foreign [member] | POSCHROME (PROPRIETARY) LIMITED [Member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	South Africa
Foreign [member] | CAML RESOURCES PTY LTD. [Member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	33.34%	33.34%
Region	Australia
Foreign [member] | KG Power(M) SDN. BHD [Member]
Disclosure of associates [line items]
Category of business	Energy & resource development
Ownership (%)	20.00%	20.00%
Region	Malaysia
Foreign [member] | LI3 ENERGY INC [Member]
Disclosure of associates [line items]
Category of business	Energy & resource development
Ownership (%)	26.06%	26.06%
Region	Peru
Foreign [member] | LLP POSUK Titanium [Member]
Disclosure of associates [line items]
Category of business	Titanium manufacturing and sales
Ownership (%)	36.83%	36.83%
Region	Kazakhstan
Foreign [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	25.00%	25.00%
Region	Thailand
Foreign [member] | Jupiter Mines Limited [Member]
Disclosure of associates [line items]
Category of business	Energy & resource development
Ownership (%)	17.06%	17.08%
Region	Australia
Foreign [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of associates [line items]
Category of business	Chemical by-product manufacturing and sales
Ownership (%)	19.00%	19.00%
Region	Indonesia
Foreign [member] | SAMHWAN VINA CO., LTD [member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	19.00%
Region	Vietnam
Foreign [member] | JB CLARK HILLS [Member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	25.00%
Region	Philippines
Foreign [member] | Saudi-Korean Company for Maintenance Properties Management LLC [member]
Disclosure of associates [line items]
Category of business	Building management
Ownership (%)	19.00%
Region	Saudi Arabia
Foreign [member] | AN KHANH NEW CITY DEVELOPMENT J.V. CO., LTD. [member]
Disclosure of associates [line items]
Category of business	Highway construction and new town development
Ownership (%)		50.00%
Region	Vietnam
Foreign [member] | Fifth Combined Heat and Power Plant LLC [Member]
Disclosure of associates [line items]
Category of business	Thermal power generation
Ownership (%)		30.00%
Region	Mongolia
Foreign [member] | Chongqing CISL High Strength Cold Rolling Steel Co., Ltd. [Member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales
Ownership (%)		10.00%
Region	China